Revenue and related balances - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Balance at beginning of period	$ 44,694	$ 28,331
Decrease from revenue recognized	(142,712)	(102,645)
Increase due to amounts invoiced	156,279	119,522
Foreign currency translation and other movements	(1,954)	(514)
Balance at end of period	$ 56,307	$ 44,694